Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2016
Variable Interest Entity, Primary Beneficiary
Variable Interest Entities Disclosure

Information about VIEs (consolidated and non-consolidated) for the Company and its subsidiaries are as follows:

1.	Consolidated VIEs

March 31, 2015

	Millions of yen
Types of VIEs	Total assets*1	Total liabilities*1	Assets which are pledged as collateral*2	Commitments*3
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	1,036	123	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	223,069	65,017	135,723	7,000
(d) VIEs for corporate rehabilitation support business	4,366	34	0	0
(e) VIEs for investment in securities	21,027	8,064	12,928	23,974
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	393,502	250,402	325,236	0
(g) VIEs for securitization of loan receivable originated by third parties	36,452	43,280	36,452	0
(h) VIEs for power generation projects	84,242	31,236	30,227	173,560
(i) Other VIEs	202,708	99,545	187,065	0

Total	¥966,402	¥497,701	¥727,631	¥204,534

March 31, 2016
	Millions of yen
Types of VIEs	Total assets*1	Total liabilities*1	Assets which are pledged as collateral*2	Commitments*3
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	953	0	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	174,854	56,325	113,869	7,000
(d) VIEs for corporate rehabilitation support business	2,055	40	0	0
(e) VIEs for investment in securities	24,882	9,657	17,336	2,422
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	381,313	256,620	346,169	0
(g) VIEs for securitization of loan receivable originated by third parties	21,550	20,548	21,550	0
(h) VIEs for power generation projects	159,593	82,535	88,119	121,390
(i) Other VIEs	216,632	97,979	213,466	0

Total	¥981,832	¥523,704	¥800,509	¥130,812

*1	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
*2	The assets are pledged as collateral by VIE for financing of the VIE.
*3	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entities Disclosure
2.	Non-consolidated VIEs

March 31, 2015

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries
Types of VIEs	Total assets	Specified bonds and non-recourse loans	Investments	Maximum exposure to loss*
(a) VIEs for liquidating customer assets	¥32,421	¥0	¥2,091	¥9,551
(b) VIEs for acquisition of real estate and real estate development projects for customers	325,429	14,084	26,283	50,017
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	3,038,819	0	28,584	55,940
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of loan receivable originated by third parties	1,100,830	0	8,064	8,139
(h) VIEs for power generation projects	0	0	0	0
(i) Other VIEs	26,894	14	3,038	3,052

Total	¥4,524,393	¥14,098	¥68,060	¥126,699

March 31, 2016

	Millions of yen
	Total assets	Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries
Types of VIEs		Specified bonds and non-recourse loans	Investments	Maximum exposure to loss*
(a) VIEs for liquidating customer assets	¥33,406	¥0	¥2,091	¥9,551
(b) VIEs for acquisition of real estate and real estate development projects for customers	170,001	4,776	13,039	24,964
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	2,964,616	0	26,174	47,636
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of loan receivable originated by third parties	1,070,683	0	10,671	10,721
(h) VIEs for power generation projects	20,007	0	1,182	1,182
(i) Other VIEs	104,284	0	4,868	4,868

Total	¥4,362,997	¥4,776	¥58,025	¥98,922

*	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.